ORDINARY SHARES AND STATUTORY RESERVE (Tables)	12 Months Ended
Dec. 31, 2023
GT Warrants [Member]
SUMMARY OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING

The following table summarizes the changes in the number of warrants outstanding during the year ended December 31, 2023:

		Weighted average	Total
	Number	unit price	price

Balance of warrants - December 31, 2022	5,000,000	$2	$10,000,000
Issued for services	-	-	-
Exercised	550,000	$2	$1,100,000
Cancelled	-	-	-
Expired	-	-	-
Balance of warrants – December 31, 2023	4,450,000	$2	$8,900,000
Balance of warrants exercisable - December 31, 2023	4,450,000	$2	$8,900,000

SCHEDULE OF ASSUMPTIONS TO ESTIMATE FAIR VALUE OF WARRANTS GRANTED

The Company used the following assumptions to estimate the fair value of warrants granted under the financial advisory agreement for the year ended December 31, 2022:

February 15, 2022

Risk-free interest rate	1.72%
Expected volatility	60.00%
Expected term (in years)	5
Expected dividend yield	0.00%

I-Bankers Warrants [Member]
SUMMARY OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING

The following table summarizes the changes in the number of warrants outstanding during the year ended December 31, 2023:

		Weighted average	Total
	Number	unit price	price

Balance of warrants - December 31, 2022	414,000	$12	$4,968,000
Cancelled	-	-	-
Expired	-	-	-
Balance of warrants – December 31, 2023	414,000	$12	$4,968,000

SCHEDULE OF ASSUMPTIONS TO ESTIMATE FAIR VALUE OF WARRANTS GRANTED

The Company used the following assumptions to estimate the fair value of warrants granted for the year ended December 31, 2021:

December 9, 2021

Risk-free interest rate	1.18%
Expected volatility	35.00%
Expected term (in years)	5
Expected dividend yield	0.00%